FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number__811-03479

Franklin New York Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: _8/31/10

Item 1. Schedule of Investments.

Franklin New York Tax-Free Income Fund

Statement of Investments, August 31,2010 (unaudited)

Municipal Bonds 97.2%
New York 89.4%
Albany Housing Authority Limited Obligation Revenue, Refunding, 6.25%, 10/01/12	$3,340,000	$3,347,782
Albany IDA Civic Facility Revenue,
Albany Medical Center Project, 6.00%, 5/01/19	1,170,000	1,174,177
Albany Medical Center Project, 6.00%, 5/01/29	1,460,000	1,402,899
Sl. Peter's Hospital Project, Series A, 5.25%, 11/15/27	5,000,000	5,050,350
Sl. Peter's Hospital Project, Series A, 5.25%, 11/15/32	5,000,000	4,973,650
Sl. Peter's Hospital Project, Series E, 5.50%, 11/15/27	1,135,000	1,163,352
Sl. Peter's Hospital Project, Series E, 5.25%, 11/15/32	1,150,000	1,143,940
Sl. Rose Project, Series A, AMBAC Insured, Pre-Refunded, 5.375%, 7/01/31	2,750,000	2,894,155
Albany Parking Authority Revenue,
Refunding, Series A, 5.625%, 7/15/20	555,000	585,708
Refunding, Series A, 5.625%, 7/15/25	415,000	437,962
Series A, Pre-Refunded, 5.625%, 7/15/20	695,000	733,058
Series A, Pre-Refunded, 5.625%, 7/15/25	585,000	617,035
Amherst Development Corp. Student Housing Facility Revenue, University of Buffalo Foundation Facility, Student Housing Corp.,
Series A, AGMC Insured, 5.00%,
10/01/40	3,000,000	3,152,640
10/01/45	3,800,000	3,946,224
Amherst IDA Civic Facility Revenue, University of Buffalo Foundation Faculty,
Student Housing Corp., Creekside Project, Series A, AMBAC Insured, 5.00%, 8/01/32	2,785,000	2,696,604
Student Housing Corp., Series A, AMBAC Insured, 5.125%, 8/01/20	1,410,000	1,457,912
Student Housing Corp., Series A, AMBAC Insured, 5.25%, 8/01/31	5,055,000	5,128,247
Student Housing Corp., Series B, AMBAC Insured, 5.625%, 8/01/20	1,690,000	1,728,076
Student Housing Corp., Series B, AMBAC Insured, 5.75%, 8/01/25	3,050,000	3,118,198
Student Housing Corp., Series B, AMBAC Insured, 5.75%, 8/01/30	3,440,000	3,515,474
Student Housing Corp., Series B, AMBAC Insured, 5.25%, 8/01/31	1,000,000	1,014,490
Battery Park City Authority Revenue, Refunding, Series A, 5.00%,
11/01/24	9,000,000	9,936,450
11/01/25	12,000,000	13,170,720
11/01/26	14,250,000	15,566,557
Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17	3,550,000	3,981,290
Dutchess County IDA Civic Facility Revenue, Vassar College Project, Pre-Refunded, 5.35%, 9/01/40	16,000,000	16,895,680
Erie County GO, Sewer District, Series B, NATL Insured, 5.00%, 12/01/35	2,000,000	2,008,080
Geneva IDA Civic Facilities Revenue, Colleges of the Seneca Project, AMBAC Insured,
5.00%, 9/01/21	2,835,000	2,934,112
5.125%,9/01/31	5,045,000	5,180,660
Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility, 5.00%,
10/01/30	3,000,000	3,121,140
10/01/35	1,500,000	1,539,135
Hudson Yards Infrastructure Corp. Revenue, Series A,
5.00%, 2/15/47	40,000,000	40,064,400
AGMC Insured, 5.00%, 2/15/47	15,000,000	15,483,300
Long Island Power Authority Electric System Revenue,
General, Refunding, Series A, 6.00%, 5/01/33	42,000,000	48,661,620
General, Refunding, Series A, BHAC Insured, 5.50%, 5/01/33	5,000,000	5,649,600
General, Refunding, Series B, 5.00%, 12/01/35	5,000,000	5,186,450
General, Refunding, Series E, BHAC Insured, 5.00%, 12/01/22	9,200,000	10,464,724
General, Series A, AMBAC Insured, 5.00%, 9/01/34	20,670,000	21,333,714
General, Series C, 5.00%, 9/01/35	16,000,000	16,620,480
Refunding, Series A, NATL RE, FGIC Insured, 5.25%, 12/01/20	10,000,000	11,590,300
Series A, AMBAC Insured, 5.00%, 9/01/29	24,000,000	24,940,800
Series C, BHAC Insured, 5.00%, 9/01/35	5,000,000	5,302,450
Madison County Capital Resources Corp. Revenue, Colgate University Project, Refunding, Series A, 5.00%, 7/01/40	5,250,000	5,730,900
Madison County IDA Civic Facility Revenue,
Colgate University Project, Series A, NATL Insured, 5.00%, 7/01/39	3,250,000	3,385,200
Colgate University Project, Series B, 5.00%, 7/01/33	2,000,000	2,067,460
Morrisville State College Foundation, Series A, CIFG Insured, 5.00%, 6/01/37	1,000,000	866,340
Monroe County IDA Civic Facility Revenue, Nazareth College Rochester Project, NATL Insured,
5.25%, 10/01/21	1,520,000	1,566,907
5.00%, 10/01/31	3,100,000	3,148,143

Quarterly Statement of Investments

Montgomery County IDA Lease Revenue, Hamilton Fulton Montgomery Board of Cooperative Educational Services Project,
Series A, XLCA Insured, 5.00%,
7/01/29	5,710,000	5,647,818
7/01/34	3,000,000	2,814,960
Mount Sinai Union Free School District, Refunding, AMBAC Insured, 6.20%, 2/15/13	1,055,000	1,187,993
MTA Commuter Facilities Revenue,
Series 8, Pre-Refunded, 5.50%, 7/01/21	5,000,000	5,716,300
Series A, AGMC Insured, Pre-Refunded, 5.00%, 7/01/23	3,000,000	3,119,280
Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/28	8,655,000	9,005,960
Series A, Pre-Refunded, 5.25%, 7/01/28	18,300,000	19,065,489
Series R, Pre-Refunded, 5.50%, 7/01/17	2,000,000	2,425,220
MTA Dedicated Tax Fund Revenue,
Refunding, Series A, 5.00%, 11/15/30	25,000,000	26,235,500
Refunding, Series A, AGMC Insured, 5.00%, 11/15/32	71,685,000	74,867,814
Refunding, Series A, NATL Insured, 5.00%, 11/15/30	15,250,000	16,003,655
Series A, 5.50%, 11/15/39	22,845,000	25,286,445
Series A, AGMC Insured, 5.00%, 11/15/28	41,575,000	43,812,151
Series A, AGMC Insured, Pre-Refunded, 5.00%, 4/01/29	25,800,000	30,354,732
Series A, NATL Insured, 5.00%, 11/15/35	66,430,000	69,818,594
Series A, NATL Insured, Pre-Refunded, 5.25%, 4/01/26	20,500,000	20,580,770
Series B, 5.00%, 11/15/34	63,750,000	68,765,850
Series B, NATL Insured, 4.75%,11/15/26	5,200,000	5,508,620
Series B, NATL Insured, 5.00%, 11/15/31	40,000,000	42,377,600
MTA Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 11/15/30	68,130,000	71,496,985
Refunding, Series A, NATL Insured, 5.125%, 11/15/31	15,000,000	15,718,800
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 11/15/25	21,510,000	22,757,795
Refunding, Series A, NATL RE, FGIC Insured, 5.25%, 11/15/31	38,000,000	39,921,660
Refunding, Series E, 5.25%, 11/15/31	15,000,000	15,758,550
Refunding, Series U, NATL RE, FGIC Insured, 5.125%, 11/15/31	5,000,000	5,239,600
Series A, 5.00%, 11/15/37	48,000,000	49,787,520
Series A, NATL RE, FGIC Insured, 5.00%, 11/15/32	10,355,000	10,693,919
Series B, 5.125%, 11/15/24	20,000,000	21,585,000
Series B, 5.00%, 11/15/37	25,000,000	26,009,500
Series B, Pre-Refunded, 5.25%, 11/15/32	28,720,000	33,144,316
Transportation, Series A, 5.00%, 11/15/35	43,895,000	45,718,837
Transportation, Series A, AGMC Insured, 5.50%, 11/15/23	7,460,000	9,286,059
Transportation, Series A, AGMC Insured, 5.00%, 11/15/33	25,000,000	26,501,000
Transportation, Series C, 6.50%, 11/15/28	15,000,000	18,099,600
Transportation, Series F, 5.00%, 11/15/35	11,000,000	11,365,090
MTA Service Contract Revenue,
Commuter Facilities, Series 7, ETM, zero cpn., 7/01/11	7,590,000	7,553,113
Commuter Facilities, Series 7, ETM, zero cpn., 7/01113	2,065,000	2,018,909
Refunding, AMBAC Insured, 5.00%, 7/01/30	7,000,000	7,295,190
Refunding, Series A, 5.125%, 1/01/29	33,105,000	34,811,232
Refunding, Series A, AMBAC Insured, 5.25%, 7/01/31	50,000,000	52,248,000
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/25	12,760,000	13,483,492
Series B, 5.375%, 1/01/30	50,000,000	52,670,500
Series B, NATL Insured, 5.00%, 1/01/31	25,290,000	26,223,201
Transit Facilities, Series 7, ETM, zero cpn., 7/01112	15,380,000	15,193,133
Transit Facilities, Series 7, ETM, zero cpn., 7/01113	7,935,000	7,757,891
Nassau County GO,
General Improvement, Series C, Assured Guaranty, 5.00%, 10/01/30	5,735,000	6,291,352
General Improvement, Series C, Assured Guaranty, 5.00%, 10/01/31	6,025,000	6,565,864
General Improvement, Series C, Assured Guaranty, 5.125%, 10/01/35	27,210,000	29,498,633
General Improvement, Series C, Assured Guaranty, 5.25%, 10/01/39	28,190,000	30,714,978
Sewer and Storm Water Resources, Series D, Assured Guaranty, 5.25%, 10/01/39	7,620,000	8,302,523
Nassau County Sewer and Storm Water Finance Authority System Revenue, Refunding, Series A, BHAC Insured, 5.375%,
11/01/28	2,000,000	2,307,080
New York City Educational Construction Fund Revenue, Series A, BHAC Insured, 5.00%, 4/01/37	19,750,000	21,011,037
New York City GO,
Citysavers, Series B, zero cpn., 6/01112	1,030,000	1,084,003
Citysavers, Series B, zero cpn., 12/01/12	1,030,000	1,075,032
Citysavers, Series B, zero cpn., 6/01113	1,030,000	1,069,150
Citysavers, Series B, zero cpn., 12/01/13	1,030,000	1,062,352
Citysavers, Series B, zero cpn., 6/01/14	1,030,000	1,049,725

Franklin New York Tax-Free Income Fund

Statement of Investments, August 31,2010 (unaudited) (continued)
Citysavers, Series B, zero cpn., 12/01/14	1,030,000	1,037,890
Citysavers, Series B, zero cpn., 6/01/15	1,030,000	1,016,044
Citysavers, Series B, zero cpn., 12/01/15	1,030,000	993,899
Citysavers, Series B, zero cpn., 6/01/16	1,030,000	975,369
Citysavers, Series B, zero cpn., 12/01/16	1,030,000	958,714
Citysavers, Series B, zero cpn., 6/01/17	1,030,000	935,178
Citysavers, Series B, zero cpn., 12/01/17	1,030,000	918,925
Citysavers, Series B, zero cpn., 6/01/18	1,030,000	903,722
Citysavers, Series B, zero cpn., 12/01/18	1,005,000	857,647
Citysavers, Series B, zero cpn., 12/01/19	1,030,000	843,107
Citysavers, Series B, zero cpn., 6/01/20	10,000,000	7,417,100
Fiscal 2003, Series I, 5.00%, 3/01/29	10,000,000	10,524,000
Fiscal 2003, Series I, 5.00%, 3/01/30	14,785,000	15,486,992
Refunding, 5.50%, 5/15/24	975,000	986,466
Refunding, Series A, AGMC Insured, 5.00%, 8/01/26	9,450,000	10,375,249
Refunding, Series A, AGMC Insured, 6.00%, 5/15/30	60,000	60,812
Refunding, Series A, NATL Insured, 6.00%, 5/15/30	15,000	15,179
Refunding, Series D, 5.125%, 8/01/19	1,980,000	2,006,037
Refunding, Series G, AMBAC Insured, 5.00%, 8/01/22	15,000,000	16,645,950
Series B, 7.00%, 2/01/18	25,000	25,117
Series B, zero cpn., 6/01/19	1,030,000	855,631
Series C, 7.00%, 2/01112	705,000	723,133
Series C, AGMC Insured, Pre-Refunded, 5.125%, 3/15/25	6,335,000	6,804,297
Series D, 8.00%, 8/01/17	5,000	5,144
Series D, 7.50%, 2/01/18	5,000	5,025
Series D, 5.50%, 6/01/24	16,160,000	16,939,397
Series D, 5.125%, 12/01/28	10,230,000	11,347,218
Series D, 5.00%, 10/15/29	5,000,000	5,309,050
Series D, 5.00%, 11/01/34	5,000,000	5,293,800
Series D, Pre-Refunded, 5.50%, 6/01/24	7,785,000	8,485,884
Series E, Sub Series E-1, 6.00%,10/15/23	7,000,000	8,581,790
Series E, Sub Series E-1, 6.25%,10/15/28	10,000,000	12,156,700
Series F, 5.30%, 1/15/26	24,070,000	25,683,171
Series F, Pre-Refunded, 5.30%, 1/15/26	20,930,000	23,364,368
Series H, 7.20%, 2/01/15	5,000	5,024
Series H, AGMC Insured, 5.375%, 8/01/27	125,000	125,405
Series H, NATL Insured, 5.125%, 8/01/25	80,000	80,248
Series I, Sub Series 1-1,5.375%, 4/01/36	17,500,000	19,325,775
Series J, Sub Series J-1, 5.00%, 5/15/33	19,500,000	21,023,730
Series J, Sub Series J-1, 5.00%, 5/15/36	7,895,000	8,451,834
Series J, Sub Series J-1, AMBAC Insured, 5.00%, 6/01/23	20,000,000	22,307,800
Series M, 5.00%, 4/01/35	10,000,000	10,581,400
New York City HDC, MFHR,
Series A-1, 4.80%,11/01/35	5,610,000	5,734,879
Series C-1, 5.25%,11/01/29	6,110,000	6,502,934
Series C-1, 5.50%,11/01/34	3,000,000	3,215,250
Series C-1, 5.55%,11/01/39	3,300,000	3,453,252
Series C-1, 5.70%,11/01/46	12,500,000	13,198,000
New York City Health and Hospital Corp. Revenue, Health System, Series A, AGMC Insured, 5.125%, 2/15/23	3,890,000	4,011,952
New York City IDA Civic Facility Revenue,
Ethical Culture School Project, Series B-1, XLCA Insured, 5.00%, 6/01/35	7,820,000	7,097,979
Institute of International Education Inc. Project, 5.25%, 9/01/21	1,530,000	1,564,838
Institute of International Education Inc. Project, 5.25%, 9/01/31	5,235,000	5,300,228
New York University Project, AMBAC Insured, 5.00%, 7/01/31	18,000,000	18,189,540
Polytechnic Prep Country Day School, AGMC Insured, 5.375%, 5/01/29	980,000	993,348
Staten Island University Hospital Project, Series A, 6.375%, 7/01/31	3,650,000	3,694,968
New York City IDAR, Yankee Stadium Project, Pilot, Assured Guaranty, 7.00%, 3/01/49	19,000,000	22,440,330
New York City Municipal Finance Authority Revenue, Series D, AGMC Insured, 5.00%, 6/15/38	59,000,000	62,641,480
New York City Municipal Water Authority Revenue, Refunding, Series E, NATL RE, FGIC Insured, 5.00%, 6/15/26	1,000,000	1,020,650
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Fiscal 2004, Refunding, Series C, 5.00%, 6/15/35	10,000,000	10,486,900
Fiscal 2008, Refunding, Series A, 5.00%, 6/15/38	52,000,000	55,537,040
Refunding, Series A, 5.00%, 6/15/39	34,950,000	36,673,035
Refunding, Series B, 5.00%, 6/15/36	26,700,000	28,137,528
Refunding, Series D, 5.00%, 6/15/37	4,865,000	5,130,921

	Quarterly Statement of Investments

Refunding, Series D, AMBAC Insured, 5.00%, 6/15/39	7,900,000	8,307,087
Refunding, Series E, NATL Insured, 5.125%, 6/15/31	34,175,000	35,333,532
Second General Resolution, Refunding, Series AA, 5.00%, 6/15/37	20,860,000	22,163,750
Second General Resolution, Refunding, Series GG-1, 5.00%, 6/15/39	48,590,000	52,305,191
Second General Resolution, Series AA, 4.75%, 6/15/37	40,000,000	41,449,200
Series A, 5.75%, 6/15/40	6,550,000	7,560,599
Series A, FGIC Insured, Pre-Refunded, 5.25%, 6/15/33	7,000,000	7,274,260
Series B, 5.00%, 6/15/26	25,000,000	25,694,250
Series B, 5.00%, 6/15/36	25,000,000	26,703,750
Series G, AGMC Insured, 5.00%, 6/15/34	1,000,000	1,021,040
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2007, Series S-1, NATL RE, FGIC Insured, 5.00%, 7/15/31	8,200,000	8,718,076
Fiscal 2007, Series S-2, NATL RE, FGIC Insured, 5.00%, 1/15/37	22,000,000	23,048,300
Fiscal 2008, Refunding, Series S-1, 5.00%, 1/15/34	75,000,000	79,397,250
Fiscal 2009, Series S-1, 5.75%, 7/15/38	30,000,000	34,494,000
Fiscal 2009, Series S-2, 6.00%, 7/15/38	50,000,000	58,716,500
Fiscal 2009, Series S-3, 5.25%, 1/15/39	29,485,000	32,169,904
Fiscal 2009, Series S-4, 5.75%, 1/15/39	30,000,000	34,599,000
Fiscal 2009, Series S-5, 5.25%, 1/15/39	27,000,000	29,458,620
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Refunding, Series B, 5.00%, 5/01/30	7,285,000	7,564,380
Future Tax Secured, Refunding, Series B, AMBAC Insured, 5.00%, 5/01/30	2,900,000	3,011,215
Future Tax Secured, Series A, 5.00%, 5/01/30	14,400,000	16,023,888
Future Tax Secured, Series A, 5.25%, 8/01/31	28,205,000	30,393,708
Future Tax Secured, Series A, 5.00%, 5/01/34	20,000,000	21,802,400
Future Tax Secured, Series A, 5.00%, 5/01/38	20,000,000	21,602,800
Future Tax Secured, Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/28	22,065,000	22,765,784
Future Tax Secured, Series A, Pre-Refunded, 5.25%, 5/01/31	460,000	475,369
Future Tax Secured, Series A, Pre-Refunded, 5.25%, 8/01/31	2,400,000	2,736,552
Future Tax Secured, Series B, AMBAC Insured, Pre-Refunded, 5.00%, 5/01/30	100,000	106,574
Future Tax Secured, Series B, NATL Insured, Pre-Refunded, 5.00%, 8/01/32	10,000	11,330
Future Tax Secured, Series B, Pre-Refunded, 5.00%, 5/01/30	235,000	250,449
Future Tax Secured, Series C, NATL Insured, 5.00%, 5/01/29	5,000	5,042
Future Tax Secured, Series D, 5.00%, 2/01/27	62,025,000	66,261,307
Future Tax Secured, Series D, NATL Insured, 5.00%, 2/01/22	2,000,000	2,165,120
Future Tax Secured, Series E, 5.00%, 2/01/25	3,245,000	3,476,141
Future Tax Secured, Series E, 5.00%, 2/01/27	10,000,000	10,683,000
Future Tax Secured, Series E, 5.00%, 2/01/33	8,895,000	9,384,225
Future Tax Secured, Series E, Pre-Refunded, 5.00%, 2/01/25	1,755,000	1,952,560
Refunding, Series B, NATL Insured, 5.00%, 8/01/32	14,990,000	16,035,552
New York City Trust for Cultural Resources Revenue,
Museum of Modern Art 2001, Series D, AMBAC Insured, 5.125%, 7/01/31	23,000,000	23,712,770
Wildlife Conservation Society, NATL RE, FGIC Insured, 5.00%, 2/01/34	10,500,000	10,960,740
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, AMBAC Insured, 5.00%,
11/15/35	33,130,000	33,872,775
11/15/44	41,000,000	41,900,360
New York GO, Refunding, Series C, 5.00%,
8/01/24	10,000,000	11,545,000
8/01/25	7,575,000	8,681,632
8/01/26	2,190,000	2,471,744
New York IDA Parking Facility Revenue, Royal Charter Presbyterian, AGMC Insured, 5.25%, 12/15/32	1,525,000	1,579,854
New York Liberty Development Corp. Liberty Revenue, Second Priority, Bank of America Tower at One Bryant Park Project,
Class 2, Refunding, 5.625%, 7/15/47	17,500,000	18,415,950
New York Liberty Development Corp. Revenue,
5.50%, 10/01/37	27,000,000	29,846,340
Goldman Sachs Headquarters, 5.25%, 10/01/35	86,360,000	91,857,678
New York State Dormitory Authority Lease Revenue,
Delaware Chenango Madison Otsego Board of Cooperative Education Services, XLCA Insured, 5.00%, 8/15/27	10,000,000	10,777,400
Master Boces Program, Series A, AGMC Insured, 5.25%, 8/15/21	1,740,000	1,782,473
Mental Health Services Facilities, Refunding, Series A, 5.00%, 8/15/22	5,740,000	6,546,126
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/33	12,650,000	12,923,240
State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.50%, 7/01/27	2,000,000	2,086,940
State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.10%, 7/01/31	7,700,000	8,009,232
State University Dormitory Facilities, Pre-Refunded, 5.00%, 7/01/32	5,500,000	5,968,710
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	7,250,000	7,640,920
New York State Dormitory Authority Personal Income Tax Revenue, Series A, 5.00%, 3/15/38	5,000,000	5,433,750

Franklin New York Tax-Free Income Fund

Statement of Investments, August 31,2010 (unaudited) (continued)

Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

Statement of Investments, August 31,2010 (unaudited) (continued)
W.K. Nursing Home Corp., FHA Insured, 6.05%, 2/01/26	6,800,000	6,823,800
Yeshiva University, AMBAC Insured, 5.125%, 7/01/29	13,260,000	13,966,625
Yeshiva University, AMBAC Insured, 5.125%, 7/01/34	23,510,000	24,498,125
New York State Dormitory Authority State Personal Income Tax Revenue,
Education, Refunding, Series C, 5.75%, 3/15/32	30,100,000	35,300,979
Education, Series A, 5.00%, 3/15/36	7,395,000	7,841,584
Education, Series A, 5.00%, 3/15/37	69,750,000	74,384,887
Education, Series A, AMBAC Insured, 5.00%, 3/15/34	10,325,000	10,937,789
Education, Series C, 5.00%, 12/15/31	17,305,000	18,746,680
Education, Series C, 5.00%, 12/15/35	10,000,000	10,687,600
Education, Series D, 5.00%, 3/15/36	49,000,000	52,197,250
Series A, 5.00%, 2/15/34	16,525,000	18,046,291
Series A, 5.00%, 2/15/39	31,705,000	34,768,337
New York State Energy Research and Development Authority PCR,
Central Hudson Gas, Refunding, Series A, AMBAC Insured, 5.45%, 8/01/27	3,500,000	3,505,215
Niagara Mohawk Power Project, Refunding, Series A, AMBAC Insured, 5.15%, 11/01/25	20,000,000	20,077,600
New York State Environmental Facilities Corp. PCR, State Water, Series E, 6.875%, 6/15/14	1,190,000	1,195,605
New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
Revolving Funds, New York City Municipal Water, Refunding, Series A, 5.00%, 6/15/37	2,700,000	2,927,745
Revolving Funds, New York City Municipal Water, Refunding, Series B, 5.00%, 6/15/33	6,510,000	7,109,701
Revolving Funds, New York City Municipal Water, Refunding, Series B, 5.00%, 6/15/37	5,310,000	5,702,250
Revolving Funds, Pooled Financing, Series B, 5.25%, 5/15/31	9,595,000	9,728,946
Revolving Funds, Series C, 5.25%, 6/15/31	37,600,000	38,186,936
Series A, 5.125%, 6/15/38	35,000,000	38,160,850
New York State Environmental Facilities Corp. Water Facilities Revenue, Spring Valley Water Project, Refunding, Series B,
AMBAC Insured, 6.15%, 8/01/24	3,000,000	3,010,200
New York State GO, Series A, 5.00%, 2/15/39	6,000,000	6,422,040
New York State HFA State Personal Income Tax Revenue,
Economic Development and Housing, Series A, NATL RE, FGIC Insured, 5.00%, 9/15/34	11,580,000	12,267,273
Series A, 5.00%, 3/15/34	10,000,000	10,721,700
Series A, 5.00%, 3/15/38	15,000,000	16,006,200
New York State HFAR,
Affordable Housing, Series B, 4.85%, 11/01/41	8,500,000	8,662,095
Children's Rescue Fund Housing, Series A, 7.625%, 5/01/18	3,280,000	3,290,660
Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.10%, 11/01/15	1,370,000	1,373,384
Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.125%, 11/01/20	1,460,000	1,463,022
MFH, Affordable Housing, Series B, 4.50%, 11/01/29	1,500,000	1,530,135
New York State Local Government Assistance Corp. Revenue, senior lien, Refunding, Series B-C/D, 5.00%, 4/01/20	5,000,000	6,075,800
New York State Medical Care Facilities Finance Agency Revenue,
Hospital and Nursing Home, Series A, FHA Insured, 6.30%, 8/15/23	6,240,000	6,266,270
Hospital and Nursing Home, Series A, FHA Insured, 6.375%, 8/15/33	5,880,000	5,904,872
Mortgage Revenue Project, Series E, FHA Insured, 6.375%, 2/15/35	13,200,000	13,255,836
Security Mortgage, 2008, Series A, 6.375%, 11/15/20	4,915,000	4,921,045
New York State Municipal Bond Bank Agency School Purpose Revenue, Series C,
5.25%, 6/01/21	5,110,000	5,528,356
5.25%, 12/01/21	8,025,000	8,682,007
5.25%, 6/01/22	3,400,000	3,667,988
5.25%, 12/01/22	5,000,000	5,394,100
5.00%, 6/01/23	5,925,000	6,257,156
5.00%, 12/01/23	3,000,000	3,168,180
New York State Municipal Bond Bank Agency Special Program Revenue, Buffalo, Series A, AMBAC Insured, 5.25%, 5/15/31	8,145,000	8,230,441
New York State Power Authority Revenue, Series A,
5.25%, 11/15/30	2,000,000	2,007,060
5.25%, 11/15/40	9,000,000	9,024,660
NATL Insured, 5.00%, 11/15/47	10,000,000	10,606,800
New York State Thruway Authority General Revenue,
AMBAC Insured, 5.00%, 1/01/30	10,000,000	10,506,800
Refunding, Series G, AGMC Insured, 5.00%, 1/01/30	10,000,000	10,605,800
Refunding, Series H, AGMC Insured, 5.00%, 1/01/32	10,000,000	10,596,600
Refunding, Series H, NATL RE, FGIC Insured, 5.00%, 1/01/37	54,810,000	57,547,759
Series G, AGMC Insured, 5.00%, 1/01/32	35,000,000	36,755,950
Series H, AGMC Insured, 5.00%, 1/01/37	10,000,000	10,371,800
New York State Thruway Authority Highway and Bridge Trust Fund Revenue, Refunding, Series C,
AMBAC Insured, 5.00%, 4/01/19	20,000,000	21,158,200
NATL Insured, 5.00%, 4/01/20	18,835,000	19,789,369

	Quarterly Statement of Investments

New York State Thruway Authority Revenue, State Personal Income Tax, Transportation, Series A, 5.00%, 3/15/22	14,270,000	14,825,103
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue, Series A, AGMC Insured,
5.00%, 4/01/24	7,420,000	8,152,799
New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge, Refunding, 5.00%,
4/01/18	31,330,000	37,615,425
4/01/19	12,000,000	14,426,160
New York State Urban Development Corp. Revenue,
Correctional Facilities Service Contract, Series D, AGMC Insured, Pre-Refunded, 5.25%, 1/01/30	10,000,000	10,164,000
Empire State Development Corp., Series B, 5.00%, 1/01/26	8,830,000	9,716,973
Empire State Development Corp., Series B, 5.00%, 1/01/27	7,730,000	8,445,643
Empire State Development Corp., Series B, 5.00%, 1/01/28	5,460,000	5,907,447
NATL RE, FGIC Insured, 5.00%, 3/15/29	7,000,000	7,422,520
Personal Income Tax, Series C-1, Pre-Refunded, 5.00%, 3/15/25	3,225,000	3,602,035
Personal Income Tax, State Facilities, Series A, Pre-Refunded, 5.25%, 3/15/32	20,000,000	21,519,800
Refunding, Series D, 5.625%, 1/01/28	3,780,000	4,305,911
Service Contract, Refunding, Series A-1, 5.00%,1/01/21	11,340,000	13,293,769
Service Contract, Refunding, Series A-1, 5.00%,1/01/22	5,120,000	5,925,018
Service Contract, Refunding, Series A-2, 5.00%, 1/01/20	18,160,000	21,533,765
Service Contract, Refunding, Series A-2, 5.00%, 1/01/21	20,090,000	23,551,306
Service Contract, Refunding, Series A-2, 5.00%, 1/01/22	7,455,000	8,627,150
State Personal Income Tax, Series A-1, 5.00%,12/15/27	5,000,000	5,573,500
State Personal Income Tax, Series B-1, 5.00%, 3/15/36	10,000,000	10,920,800
Niagara Falls City School District COP, High School Facility, Refunding, AGMC Insured, 5.00%, 6/15/28	4,155,000	4,328,513
Niagara Falls Public Improvement GO, NATL Insured, 6.85%, 3/01/19	5,000	5,024
Niagara Falls Public Water Authority Revenue, Series A, NATL Insured, 5.00%, 7/15/34	9,000,000	9,162,900
North Hempstead GO, Refunding, Series B, NATL RE, FGIC Insured, 6.40%,
4/01/15	1,065,000	1,302,953
4/01/16	1,000,000	1,250,900
Orangetown Housing Authority Housing Facilities Revenue, Senior Housing Center Project, Refunding, NATL Insured, zero
cpn.,4/01/30	21,170,000	6,542,588
Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project, XLCA Insured, 5.00%, 12/15/30	1,805,000	1,919,762
Port Authority of New York and New Jersey Revenue, Consolidated,
One Hundred Fifty-Sixth Series, 5.00%, 5/01/39	20,000,000	21,587,600
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	30,000,000	32,332,200
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	74,235,000	79,209,487
One Hundred Sixty-First Series, 5.00%, 10/15/31	24,000,000	26,748,720
One Hundred Sixty-First Series, 5.00%, 10/15/34	35,000,000	38,293,850
One Hundred Sixty-First Series, 5.00%, 10/15/35	29,000,000	31,519,230
One Hundred Sixty-First Series, 5.00%, 10/15/39	25,000,000	27,071,750
Rensselaer City School District COP, XLCA Insured, 5.00%, 6/01/36	20,240,000	19,723,678
Rensselaer County GO, AMBAC Insured, 6.70%, 2/15/11	810,000	831,870
Rockland County IDA Civic Facility Revenue, Nyack Library Project, Series A, AMBAC Insured, 5.00%,
12/01/32	2,000,000	2,036,340
12/01/37	3,320,000	3,341,812
Sachem Central School District Holbrook GO,
NATL Insured, Pre-Refunded, 5.00%, 6/15/30	1,000,000	1,125,700
Series B, NATL Insured, Pre-Refunded, 5.00%, 10/15/27	3,885,000	4,431,464
Series B, NATL Insured, Pre-Refunded, 5.00%, 10/15/28	2,000,000	2,281,320
Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%,
10/15/29	5,195,000	5,600,626
10/15/32	94,975,000	100,763,726
Saratoga County Water Authority Revenue, Water System, 5.00%, 9/01/48	7,225,000	7,659,367
Schenectady IDA Civic Facility Revenue,
Schaffer Heights, Series A, GNMA Secured, 6.00%, 11/01/30	3,000,000	3,073,290
Schaffer Heights, Series A, GNMA Secured, 6.05%, 11/01/35	2,375,000	2,429,031
Union College Project, Series A, AMBAC Insured, 5.00%, 7/01/32	2,395,000	2,471,903
SONYMA Homeowner Mortgage Revenue,
Series 156, 5.20%, 10/01/28	7,500,000	7,919,550
Series 156, 5.35%, 10/01/33	11,440,000	12,092,080
Series 158, 6.60%, 10/01/38	4,000,000	4,354,320
Suffolk County IDA Civic Facility Revenue, New York Institute ofTechnology Project, Refunding, 5.00%, 3/01/26	2,000,000	2,129,760
Syracuse IDA Civic Facility Revenue, Crouse Health Hospital Inc., Project A,
5.25%, 1/01/16	3,515,000	3,447,161
5.375%, 1/01/23	4,760,000	4,386,007
Thompkins County IDAR, Civic Facility, Cornell University, Series A, 5.00%, 7/01/37	20,425,000	22,261,003
Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Series A-1C, AMBAC Insured, 5.25%, 6/01/21	24,000,000	25,998,480

Franklin New York Tax-Free Income Fund

Statement of Investments, August 31,2010 (unaudited) (continued)
Triborough Bridge and Tunnel Authority Revenues,
5.00%, 11/15/24	6,965,000	7,879,992
5.00%, 11/15/37	54,000,000	57,729,780
Convention Center Project, Series E, zero cpn., 1/01112	21,625,000	21,038,962
General, Refunding, Series B, NATL Insured, 5.00%, 11/15/27	10,000,000	10,648,900
General, Series A, 5.00%, 11/15/35	9,155,000	9,777,082
General, Series A-2, 5.25%, 11/15/34	10,000,000	11,035,000
General Purpose, Refunding, Series A, 5.00%, 1/01/27	34,500,000	35,862,405
General Purpose, Refunding, Series A, NATL Insured, 5.00%, 1/01/32	3,770,000	3,892,223
General Purpose, Refunding, Series B, 5.125%, 11/15/29	17,175,000	18,370,208
General Purpose, Refunding, Series B, 5.00%, 11/15/32	10,000,000	10,531,500
General Purpose, Series A, 5.00%, 1/01/32	6,110,000	6,308,086
General Purpose, Series A, Pre-Refunded, 5.125%, 1/01/31	24,310,000	25,886,747
General Purpose, Series B, NATL Insured, Pre-Refunded, 5.20%, 1/01/27	5,110,000	6,580,249
General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27	15,000,000	19,315,800
General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	32,185,000	42,458,774
Refunding, NATL Insured, 5.00%, 11/15/26	10,000,000	10,648,900
Refunding, NATL Insured, 5.00%, 11/15/32	22,875,000	24,090,806
Refunding, Series C, 5.00%, 11/15/33	31,840,000	34,438,462
Refunding, Series C, 5.00%, 11/15/38	46,375,000	49,923,151
Series A, FGIC Insured, 5.00%, 1/01/32	1,970,000	2,033,867
Series D, 5.00%, 11/15/31	48,955,000	53,165,620
sub. bond, AMBAC Insured, 5.00%, 11/15/28	15,000,000	15,941,250
Troy Capital Resource Corp. Revenue, Rensselear Polytechnic, Series A, 5.125%, 9/01/40	42,500,000	43,961,575
Utica IDA Civic Facility Revenue, Munson-Williams-Proctor Institute Project,
5.40%,7/15/30	1,000,000	1,025,150
Series A, 5.50%, 7/15/29	5,170,000	5,228,059
Warren and Washington Counties IDA Civic Facility Revenue, Series B, AGMC Insured, 5.00%, 12/01/27	3,680,000	3,891,747
Warren and Washington IDA Civic Facility Revenue, Series A, AGMC Insured, 5.00%, 12/01/27	8,115,000	8,451,935
Westchester County Health Care Corp. Revenue, Series B, 5.375%, 11/01/30	1,500,000	1,505,160
Westchester Tobacco Asset Securitization Corp. Revenue, Refunding,
5.00%, 6/01/26	2,000,000	1,883,340
5.125%,6/01/38	7,000,000	5,984,090
Yonkers GO,
Refunding, Series B, NATL Insured, 5.00%, 8/01/30	7,710,000	7,837,138
Refunding, Series B, NATL Insured, 5.00%, 8/01/35	17,130,000	17,158,778
Series A, AMBAC Insured, 5.00%, 9/01/31	12,490,000	12,677,225
Yonkers IDA Civic Facility Revenue, Sarah Lawrence College Project, Series A,
5.75%,6/01/24	1,150,000	1,295,383
6.00%, 6/01/29	1,000,000	1,108,130
6.00%,6/01/41	5,000,000	5,364,850
		6,554,527,829
u.s. Territories 7.8%
Puerto Rico 7.8%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/38	15,600,000	16,914,300
Puerto Rico Commonwealth GO,
Public Improvement, Refunding, Series A, 5.00%, 7/01/20	11,540,000	12,252,595
Public Improvement, Refunding, Series A, 5.125%, 7/01/24	17,580,000	18,261,752
Public Improvement, Refunding, Series A, NATL Insured, 5.50%, 7/01/20	17,810,000	19,931,527
Public Improvement, Refunding, Series A-4, AGMC Insured, 5.25%, 7/01/30	14,000,000	15,287,020
Public Improvement, Refunding, Series A-4, AGMC Insured, 5.00%, 7/01/31	7,150,000	7,557,336
Public Improvement, Refunding, Series B, 6.00%, 7/01/39	20,000,000	21,694,000
Refunding, Series C, Sub Series C-7, NATL Insured, 6.00%, 7/01/27	10,500,000	11,470,830
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y, Pre-Refunded,
5.00%, 7/01/36	4,000,000	4,843,000
5.50%, 7/01/36	10,000,000	12,387,700
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding,
Series A, 5.00%, 7/01/38	575,000	575,046
Series L, AMBAC Insured, 5.25%, 7/01/38	18,350,000	19,175,567
Series N, Assured Guaranty, 5.25%, 7/01/34	30,000,000	33,454,200
Series N, Assured Guaranty, 5.25%, 7/01/36	26,165,000	29,185,226
Series N, NATL Insured, 5.25%, 7/01/32	24,225,000	25,485,669
Puerto Rico Electric Power Authority Power Revenue,
Series CCC, 5.25%, 7/01/27	25,000,000	27,283,750
Series CCC, 5.25%, 7/01/28	10,000,000	10,846,100

	Quarterly Statement of Investments

Series WW, 5.25%, 7/01/33	32,250,000	33,698,992
Series XX, 5.25%, 7/01/40	14,000,000	14,644,420
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,
Series P, 6.50%, 7/01/30	10,000,000	11,233,800
Series P, 6.75%, 7/01/36	12,500,000	14,168,875
Series Q, 5.625%, 7/01/39	10,000,000	10,470,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub.,
Series A, 5.75%, 8/01/37	15,000,000	16,271,550
Series A, 5.50%, 8/01/42	30,000,000	31,900,800
Series A, 6.00%, 8/01/42	90,000,000	99,747,000
Series A, 6.50%, 8/01/44	10,000,000	11,446,500
Series C, 5.50%, 8/01/40	35,000,000	37,454,200
Total U.S. Territories		567,641,755
Total Municipal Bonds before Short Term Investments (Cost $6,680,182,446)		7,122,169,584
Short Term Investments 1.8%
Municipal Bonds 1.8%
New York 1.8%
'New York City GO,
Refunding, Series J, Sub Series J-4, Daily VRDN and Put, 0.25%, 8/01/25	66,335,000	66,335,000
Series A, Sub Series A-10, Daily VRDN and Put, 0.24%, 8/01/16	10,200,000	10,200,000
Series I, Sub Series 1-5,Daily VRDN and Put, 0.26%, 4/01/36	21,285,000	21,285,000
'New York City Transitional Finance Authority Revenue, New York City Recovery, Series 1, Sub Series 1C, Daily VRDN and
Put, 0.23%, 11/01/22	25,010,000	25,010,000
'Syracuse IDA Civic Facility Revenue, Syracuse University Project,
Series A-1, Daily VRDN and Put, 0.25%, 7/01/37	4,600,000	4,600,000
Series A-2, Daily VRDN and Put, 0.25%, 12/01/37	2,100,000	2,100,000
Total Short Term Investments (Cost $129,530,000)		129,530,000
Total Investments (Cost $6,809,712,446) 99.0%		7,251,699,584
other Assets, less Liabilities 1.0%		76,779,255
Net Assets 100.0%		$7,328,478,839

'Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Income Fund

Statement of Investments, August 31,2010 (unaudited) (continued)

Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin New York Tax-Free Income Fund is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund's Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instnunent dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market -based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market -based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. INCOME TAXES

At August 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments			$6,809,998,196

Unrealized	appreciation		$446,835,220
Unrealized	depreciation		(5,133,832)
Net unrealized appreciation		(depreciation)	$441,701,388

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At August 31, 2010, all of the Fund's investments in securities carried at fair value were in Level 2 inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 28, 2010

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  October 28, 2010